PIMCO Variable Insurance Trust
Supplement dated July 1, 2022 to the Administrative Class Prospectus, Institutional Class
Prospectus, and Advisor Class and Class M Prospectus each dated April 29, 2022, each as supplemented from time to time (the “Prospectuses”)
Disclosure Related to the PIMCO Dynamic Bond Portfolio (the “Portfolio”)
Effective immediately, the broad-based securities market index of the Portfolio is the ICE BofA SOFR Overnight Rate Index.
Accordingly, effective immediately, the second paragraph of the “Performance Information” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted in its entirety and replaced with the following:
The Portfolio’s broad-based securities market index is the ICE BofA SOFR Overnight Rate Index. The ICE BofA SOFR Overnight Rate Index tracks the performance of a synthetic asset paying SOFR to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument. SOFR (Secured Overnight Funding Rate) is an overnight rate (published in arrears) and was chosen by the Alternative Reference Rates Committee (“ARRC”) as the successor to the USD LIBOR (London Interbank Offered Rate). SOFR is secured (collateralized by Treasuries), calculated by the Federal Reserve Bank of New York, and transactions based. Prior to July 1, 2022, the Portfolio’s broad-based securities market index was the 3 Month USD LIBOR Index. The Portfolio’s new benchmark index was selected to replace the 3 Month USD LIBOR Index in light of the upcoming cessation of LIBOR. LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market.
In addition, effective immediately, the following disclosure is added above the row relating to the 3 Month USD LIBOR Index in the Average Annual Total Returns table in the “Performance Information” section of the Portfolio’s Portfolio Summary in the Administrative Class Prospectus:

	1 Year	5 Years	10 Years
ICE BofA SOFR Overnight Rate Index (reflects no deduction for fees, expenses or taxes)[1]	0.04%	-	-

[1]	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
In addition, effective immediately, the following disclosure is added above the row relating to the 3 Month USD LIBOR Index in the Average Annual Total Returns table in the “Performance Information” section of the Portfolio’s Portfolio Summary in the Institutional Class Prospectus:

	1 Year	5 Years	Since Inception	Inception Date
ICE BofA SOFR Overnight Rate Index (reflects no deduction for fees, expenses or taxes)[1]	0.04%	-	-

[1]	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.

In addition, effective immediately, the following disclosure is added above the row relating to the 3 Month USD LIBOR Index in the Average Annual Total Returns table in the “Performance Information” section of the Portfolio’s Portfolio Summary in the Advisor Class and Class M Prospectus:

	1 Year	5 Years	Since Inception	Inception Date
ICE BofA SOFR Overnight Rate Index (reflects no deduction for fees, expenses or taxes)[1]	0.04%	-	-

[1]	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
Investors Should Retain This Supplement for Future Reference
PVIT_SUPP1_070122

PIMCO Variable Insurance Trust
Supplement dated July 1, 2022 to the PIMCO Dynamic Bond Portfolio Administrative Class Prospectus, PIMCO Dynamic Bond Portfolio Institutional Class Prospectus, PIMCO Dynamic Bond Portfolio Advisor Class Prospectus and PIMCO Dynamic Bond Portfolio Class M Prospectus, each dated April 29, 2022, each as supplemented from time to time (the “Prospectuses”)
Disclosure Related to the PIMCO Dynamic Bond Portfolio (the “Portfolio”)
Effective immediately, the primary broad-based securities market index of the Portfolio is the ICE BofA SOFR Overnight Rate Index.
Accordingly, effective immediately, the second paragraph of the “Performance Information” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted in its entirety and replaced with the following:
The Portfolio’s broad-based securities market index is the ICE BofA SOFR Overnight Rate Index. The ICE BofA SOFR Overnight Rate Index tracks the performance of a synthetic asset paying SOFR to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument. SOFR (Secured Overnight Funding Rate) is an overnight rate (published in arrears) and was chosen by the Alternative Reference Rates Committee (“ARRC”) as the successor to the USD LIBOR (London Interbank Offered Rate). SOFR is secured (collateralized by Treasuries), calculated by the Federal Reserve Bank of New York, and transactions based. Prior to July 1, 2022, the Portfolio’s broad-based securities market index was the 3 Month USD LIBOR Index. The Portfolio’s new benchmark index was selected to replace the 3 Month USD LIBOR Index in light of the upcoming cessation of LIBOR. LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market.
In addition, effective immediately, the following disclosure is added above the row relating to the 3 Month USD LIBOR Index in the Average Annual Total Returns table in the “Performance Information” section of the Portfolio’s Portfolio Summary in the Portfolio’s Administrative Class Prospectus:

	1 Year	5 Years	10 Years
ICE BofA SOFR Overnight Rate Index (reflects no deduction for fees, expenses or taxes)[1]	0.04%	-	-

[1]	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
In addition, effective immediately, the following disclosure is added above the row relating to the 3 Month USD LIBOR Index in the Average Annual Total Returns table in the “Performance Information” section of the Portfolio’s Portfolio Summary in the Portfolio’s Institutional Class Prospectus:

	1 Year	5 Years	Since Inception	Inception Date
ICE BofA SOFR Overnight Rate Index (reflects no deduction for fees, expenses or taxes)[1]	0.04%	-	-

[1]	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.

In addition, effective immediately, the following disclosure is added above the row relating to the 3 Month USD LIBOR Index in the Average Annual Total Returns table in the “Performance Information” section of the Portfolio’s Portfolio Summary in the Advisor Class Prospectus:

	1 Year	5 Years	Since Inception	Inception Date
ICE BofA SOFR Overnight Rate Index (reflects no deduction for fees, expenses or taxes)[1]	0.04%	-	-

[1]	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
In addition, effective immediately, the following disclosure is added above the row relating to the 3 Month USD LIBOR Index in the Average Annual Total Returns table in the “Performance Information” section of the Portfolio’s Portfolio Summary in the Class M Prospectus:

	1 Year	5 Years	Since Inception	Inception Date
ICE BofA SOFR Overnight Rate Index (reflects no deduction for fees, expenses or taxes)[1]	0.04%	-	-

[1]	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
Investors Should Retain This Supplement for Future Reference
PVIT_SUPP2_070122

PIMCO Variable Insurance Trust

Supplement dated July 1, 2022 to the Statement of Additional Information dated April 29, 2022, as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO Dynamic Bond Portfolio (the “Portfolio”)

Effective immediately, the primary broad-based securities market index of the Portfolio is the ICE BofA SOFR Overnight Rate Index.

Accordingly, effective immediately, disclosure concerning the Portfolio’s benchmark index in the table in the “Portfolio Managers—Portfolio Manager Compensation” section of the SAI is updated to reflect the new benchmark index.

Investors Should Retain This Amendment for Future Reference

PVIT_SUPP3_070122